Annual Fund Operating Expenses - Class B - DWS Alternative Asset Allocation VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.26%
Acquired funds fees and expenses	0.57%
Total annual fund operating expenses	1.18%